Consolidated Statements of Equity - CAD ($) $ in Millions	Common Stock [Member]	Cumulative Preferred Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests [Member]	Total
Balance, beginning of year at Dec. 31, 2016	$ 3,773.4	$ 985.1	$ 17.4	$ (600.4)	$ 405.1	$ 34.8
Adoption of ASU No. 2016-09 | Accounting Standards Update 2016-09 [Member]			1.1
Balance, beginning of year at Dec. 31, 2016	3,773.4	985.1	17.4	(600.4)	405.1	34.8
Shares issued under DRIP	236.3
Shares issued, net		293.4
Deferred taxes on share issuance costs	(8.3)	(0.8)
Share options expense			1.4
Exercise of share options	6.5		(0.5)
Forfeiture of share options			(0.1)
Foreign currency translation gain, net of income taxes							$ (183.4)
Net income (loss) applicable to controlling interests				91.6		8.3	91.6
Common share dividends				(362.4)
Preferred share dividends				(61.3)
Other comprehensive income (loss)					(206.0)		(206.0)
Sale of non-controlling interest (note 4 and 12)			3.0			20.0
Contributions from non-controlling interests to subsidiaries						11.0
Distribution by subsidiaries to non-controlling interests						(8.3)
Balance at end of year at Dec. 31, 2017	4,007.9	1,277.7	22.3	(933.6)	199.1	65.8	4,573.4
Adoption of ASU | Accounting Standards Update 2016-09 [Member]				(1.1)
Total equity							4,639.2
Shares issued under DRIP	325.8
Shares issued, net	2,305.6
Preferred shares acquired through WGL Acquisition (note 24)		41.1
Deferred taxes on share issuance costs	13.3
Shares issued on conversion of subscription receipts, net of issuance costs	2,305.6
Share options expense			0.9
Exercise of share options	1.3		(0.1)
Forfeiture of share options			(0.1)
Foreign currency translation gain, net of income taxes							458.5
Net income (loss) applicable to controlling interests				(435.1)		(18.6)	(435.1)
Common share dividends				(462.9)
Preferred share dividends				(66.6)
Other comprehensive income (loss)					379.9		379.9
Sale of non-controlling interest (note 4 and 12)			350.2			498.4
Contributions from non-controlling interests to subsidiaries						96.3
Distribution by subsidiaries to non-controlling interests						(30.3)
Acquisition of non-controlling interest through WGL Acquistion (note 3)						9.0
Balance at end of year at Dec. 31, 2018	$ 6,653.9	$ 1,318.8	$ 373.2	$ (1,905.3)	$ 579.0	$ 620.6	7,019.6
Total equity							$ 7,640.2